Segment Information - Schedule of consolidated non-current assets by geographic area (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, including operating lease ROU assets	$ 1,550
Fixed assets, net	621	$ 588
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, including operating lease ROU assets	686
Fixed assets, net		288
Americas other than U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, including operating lease ROU assets	145
Fixed assets, net		44
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, including operating lease ROU assets	225
Fixed assets, net		58
Europe, Middle East, & Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, including operating lease ROU assets	319
Fixed assets, net		101
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, including operating lease ROU assets	$ 175
Fixed assets, net		$ 97